MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenue from Major Customers (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Total revenue percentage	12.00%	7.00%	7.00%
Customer C [Member]
Total revenue percentage	8.00%	11.00%	2.00%
Customer E [Member]
Total revenue percentage	3.00%	11.00%	5.00%
Customer F [Member]
Total revenue percentage	3.00%	6.00%	13.00%
Customer G [Member]
Total revenue percentage	6.00%	4.00%	35.00%
Customer H [Member]
Total revenue percentage	4.00%	12.00%	3.00%
Customer I [Member]
Total revenue percentage	4.00%	12.00%